Note 46 - Provisions or reversal provisions	12 Months Ended
Dec. 31, 2020
Provisions or reversal of provisions Abstract
Provisions or Reversal Provisions

46. Provisions or reversal of provisions

For the years ended December 31, 2020, 2019 and 2018, the net provisions recognized in this income statement line item were as follows:

Provisions or reversal of provisions (Millions of Euros)
	Notes	2020	2019	2018
Pensions and other post employment defined benefit obligations	25	210	213	125
Commitments and guarantees given (*)		192	96	(27)
Pending legal issues and tax litigation		208	171	135
Other provisions		136	133	162
Total		746	614	395

(*) In 2020, the amount of commitments and guarantees given includes the negative impact of the update of the macroeconomic scenario following the COVID-19 pandemic (see Notes 1.5 and 7.2).